Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of estimated useful lives of property and equipment
Equipment	3 - 5 years
Computer equipment	3 - 5 years
Production equipment	5 years
Furniture and fixtures	3 - 5 years
Software	1 - 5 years
Gaming truck	5 years
Leasehold improvements	14 years

Schedule of effect of restatement on the company's financial statements
	Year Ended December 31, 2019
	As Previously Reported	Restated
Weighted average common shares outstanding used to compute net loss per share, basic and diluted	18,098,797	16,159,144

Basic and diluted net loss per common share	$(0.92)	$(1.04)

Schedule of antidiluted shares
	For the Years Ended December 31,
	2019	2018
Options	2,480,000	-
Warrants	18,637,003	3,800,003
Convertible debt	1,647,058	-
Unit purchase options	600,000	-
Contingent consideration shares	3,846,153	-
	27,210,214	3,800,003

Adjustment under 606 [Member]
Schedule of revenue recognition
	For the Years Ended
	December 31,
	2019	2018

Revenues Recognized at a Point in Time:
Event revenue	$7,179,917	$5,089,006
Food and beverage revenue	1,158,004	814,247
Ticket and gaming revenue	543,204	1,621,721
Merchandising revenue	171,014	167,194
Sponsorship revenue	575,067	716,277
Music royalty revenue	1,573,247	1,031,425
Online advertising revenue	7,442	21,161
Social gaming revenue	555,643	674,497
Content revenue	50,000	-
Other revenue	71,926	94,346
Total Revenues Recognized at a Point in Time	11,885,464	10,229,874

Revenues Recognized Over a Period of Time:
Sponsorship revenue	3,679,248	1,104,129
Licensing revenue	290,164	349,199
Subscription revenue	4,823,510	4,964,086
Virtual product revenue	3,699,180	3,093,973
Distribution revenue	1,694,429	861,994
Total Revenues Recognized Over a Period of Time	14,186,531	10,373,381

Total Revenues	$26,071,995	$20,603,255

In-person [Member]
Schedule of revenue recognition
	For the Years Ended
	December 31,
	2019	2018
Event revenue	$7,179,917	$5,089,006
Sponsorship revenue	2,081,029	488,329
Food and beverage revenue	1,158,004	814,247
Ticket and gaming revenue	543,204	1,621,721
Merchandising revenue	171,014	167,194
Other revenue	244	858
Total in-person revenue	$11,133,412	$8,181,355

Multiplatform Content [Member]
Schedule of revenue recognition

	For the Years Ended
	December 31,
	2019	2018
Distribution revenue	$1,694,429	$861,994
Content revenue	50,000	-
Sponsorship revenue	2,173,286	1,332,077
Music royalty revenue	1,573,247	1,031,425
Online advertising revenue	7,442	21,161
Total multiplatform content revenue	$5,498,404	$3,246,657

Interactive Product [Member]
Schedule of revenue recognition
	For the Years Ended
	December 31,
	2019	2018
Subscription revenue	$4,823,510	$4,964,086
Virtual product revenue	3,699,180	3,093,973
Social gaming revenue	555,643	674,497
Licensing revenue	290,164	349,199
Other revenue	71,682	93,488
Total interactive revenue	$9,440,179	$9,175,243